Supplement, dated November 15, 2007,
                   to the Prospectus, dated March 1, 2007, for
                        Seligman Global Fund Series, Inc.
                                 (the "Series")

Capitalized terms without definitions have the same meaning as in the Series' Prospectus. The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The information relating to the sales charge in respect of Class A shares and Class C shares in the tables entitled "Shareholder Fees (fees paid directly from your investment)" under the headings "Fees and Expenses" is replaced with the following:

Shareholder Fees (fees paid directly from your investment)  Class A     Class C
--------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                            5.75%        1%
    Maximum Sales Charge (Load) on Purchases
      (as a % of offering price)                             5.75%*      none
    Maximum Deferred Sales Charge (Load) (CDSC)
      on Redemptions (as a % of original purchase price
      or current net asset value, whichever is less)         none*        1%

________________
* Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

The example of the costs of an investment in Seligman Emerging Markets Fund under the heading "Fees and Expenses" on page 6 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above through February 29, 2008 (which reflect the contractual expense reimbursement/fee waiver arrangement described above) and (ii) after February 29, 2008, the Fund's total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  799   $ 1,288   $ 1,801   $  3,203
-----------------------------------------------------------------------
Class B                              813     1,279     1,869      3,333+
-----------------------------------------------------------------------
Class C                              413       979     1,669      3,505
-----------------------------------------------------------------------
Class D                              413       979     1,669      3,505
-----------------------------------------------------------------------
Class R                              363       831     1,425      3,033
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  799   $ 1,288   $ 1,801   $  3,203
-----------------------------------------------------------------------
Class B                              313       979     1,669      3,333+
-----------------------------------------------------------------------
Class C                              313       979     1,669      3,505
-----------------------------------------------------------------------
Class D                              313       979     1,669      3,505
-----------------------------------------------------------------------
Class R                              263       831     1,425      3,033
-----------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The example of the costs of an investment in Seligman Global Growth Fund under the heading "Fees and Expenses" on page 11 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above through February 29, 2008 (which reflect the contractual expense reimbursement/fee waiver arrangement described above) and (ii) after February 29, 2008, the Fund's total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  776   $ 1,226   $ 1,702   $  3,009
-----------------------------------------------------------------------
Class B                              788     1,215     1,768      3,141+
-----------------------------------------------------------------------
Class C                              388       915     1,568      3,316
-----------------------------------------------------------------------
Class D                              388       915     1,568      3,316
-----------------------------------------------------------------------
Class R                              338       766     1,321      2,834
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  776   $ 1,226   $ 1,702   $  3,009
-----------------------------------------------------------------------
Class B                              288       915     1,568      3,141+
-----------------------------------------------------------------------
Class C                              288       915     1,568      3,316
-----------------------------------------------------------------------
Class D                              288       915     1,568      3,316
-----------------------------------------------------------------------
Class R                              238       766     1,321      2,834
-----------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The example of the costs of an investment in Seligman Global Smaller Companies Fund under the heading "Fees and Expenses" on page 16 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  749   $ 1,115   $ 1,504   $  2,589
-----------------------------------------------------------------------
Class B                              760     1,099     1,565      2,722+
-----------------------------------------------------------------------
Class C                              360       799     1,365      2,905
-----------------------------------------------------------------------
Class D                              360       799     1,365      2,905
-----------------------------------------------------------------------
Class R                              310       649     1,114      2,400
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  749   $ 1,115   $ 1,504   $  2,589
-----------------------------------------------------------------------
Class B                              260       799     1,365      2,722+
-----------------------------------------------------------------------
Class C                              260       799     1,365      2,905
-----------------------------------------------------------------------
Class D                              260       799     1,365      2,905
-----------------------------------------------------------------------
Class R                              210       649     1,114      2,400
-----------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The example of the costs of an investment in Seligman Global Technology Fund under the heading "Fees and Expenses" on page 21 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  745   $ 1,100   $ 1,479   $  2,539
-----------------------------------------------------------------------
Class B                              755     1,085     1,540      2,672+
-----------------------------------------------------------------------
Class C                              355       785     1,340      2,856
-----------------------------------------------------------------------
Class D                              355       785     1,340      2,856
-----------------------------------------------------------------------
Class R                              305       634     1,088      2,348
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  745   $ 1,100   $ 1,479   $  2,539
-----------------------------------------------------------------------
Class B                              255       785     1,340      2,672+
-----------------------------------------------------------------------
Class C                              255       785     1,340      2,856
-----------------------------------------------------------------------
Class D                              255       785     1,340      2,856
-----------------------------------------------------------------------
Class R                              205       634     1,088      2,348
-----------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The example of the costs of an investment in Seligman International Growth Fund under the heading "Fees and Expenses" on page 26 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above through February 29, 2008 (which reflect the contractual expense reimbursement/fee waiver arrangement described above) and (ii) after February 29, 2008, the Fund's total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  774   $ 1,191   $ 1,633   $  2,856
-----------------------------------------------------------------------
Class B                              786     1,179     1,698      2,988+
-----------------------------------------------------------------------
Class C                              386       879     1,498      3,166
-----------------------------------------------------------------------
Class D                              386       879     1,498      3,166
-----------------------------------------------------------------------
Class R                              336       729     1,249      2,675
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  774   $ 1,191   $ 1,633   $  2,856
-----------------------------------------------------------------------
Class B                              286       879     1,498      2,988+
-----------------------------------------------------------------------
Class C                              286       879     1,498      3,166
-----------------------------------------------------------------------
Class D                              286       879     1,498      3,166
-----------------------------------------------------------------------
Class R                              236       729     1,249      2,675
-----------------------------------------------------------------------

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

The section on page 35 of the Prospectus under the heading "Shareholder Information - Deciding Which Class of Shares to Buy" explaining the sales charges in respect of each Fund's Class A shares is replaced with the following:

Class A
--------------------------------------------------------------------------------
      o     Initial sales charge on Fund purchases, as set forth below:

                         Sales Charge as     Sales Charge as    Regular Dealer
    Amount of Your            a % of        a % of Net Amount   Discount as a %
      Investment        Offering Price (1)    Invested (1)     of Offering Price
--------------------------------------------------------------------------------
Less than $50,000              5.75%              6.10%               5.00%
$50,000 - $99,999              4.50               4.71                4.00
$100,000 - $249,999            3.50               3.63                3.00
$250,000 - $499,999            2.50               2.56                2.25
$500,000 - $999,999            2.00               2.04                1.75
$1,000,000 and over(2)         0.00               0.00                0.00

__________________
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

      o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.

      o No initial sales charge on reinvested dividends or capital gain distributions.

The last three sentences of the paragraph under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Letter of Intent" on page 36 of the Prospectus are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The information under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Eligible Employee Benefit Plans" on page 37 of the Prospectus is replaced with the following:

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

                      Supplement, dated November 15, 2007,
      to the Statement of Additional Information, dated March 1, 2007, for
                        Seligman Global Fund Series, Inc.
                                 (the "Series")

Capitalized terms without definitions shall have the same meaning as in the Series' Statement of Additional Information (the "SAI"). The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The first sentence and the information relating to Class A shares and Class C shares under the heading "Investment Advisory and Other Services -- Dealer Reallowances" on page 31 of the SAI are replaced with the following (the schedule relating to Class C shares has been deleted in its entirety):

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Funds, as set forth below:

Class A

                      Sales Charge as     Sales Charge as      Regular Dealer
                           a % of       a % of Net Amount  Reallowance as a % of
Amount of Purchase   Offering Price (1)      Invested          Offering Price
--------------------------------------------------------------------------------
Less than $50,000           5.75%              6.10%                5.00%
$50,000 - $99,999           4.50               4.71                 4.00
$100,000 - $249,999         3.50               3.63                 3.00
$250,000 - $499,999         2.50               2.56                 2.25
$500,000 - $999,999         2.00               2.04                 1.75
$1,000,000 and over         0.00               0.00                 0.00

__________________
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

The last three sentences of the paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Letter of Intent" on page 48 of the SAI are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The first sentence under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Eligible Employee Benefit Plans" on page 49 of the SAI is replaced with the following:

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Funds may sell shares at net asset value to "eligible employee benefit plans" which have at least $2 million in plan assets at the time of investment in the Funds, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

The first paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class C" on page 51 of the SAI is replaced with the following:

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

The first paragraph and the information relating to Class A shares and Class C shares under the heading "Purchase, Redemption, and Pricing of Shares - Specimen Price Make-Up" on pages 54 and 55 of the SAI are replaced with the following:

Under the current distribution arrangements between the Funds and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 5.75%, and Class B, Class C, Class D, Class I and Class R shares are sold at NAV(2). Using each Class's NAV at October 31, 2006, the maximum offering price of each Fund's shares is as follows:

                                                                   Global
                                              Emerging   Global    Smaller      Global     International
                                              Markets    Growth   Companies   Technology      Growth
                                                Fund      Fund      Fund         Fund          Fund
                                              --------   ------   ---------   ----------   -------------
Class A

Net asset value per share..................   $  12.62   $ 8.59   $   18.78   $    15.42   $       15.58
Maximum initial sales charge
(5.75% of offering price)..................       0.77     0.52        1.15         0.94            0.95
                                              --------   ------   ---------   ----------   -------------
Offering price to public...................   $  13.39   $ 9.11   $   19.93   $    16.36   $       16.53
                                              ========   ======   =========   ==========   =============

Class C
Net asset value and offering price
per share(2)...............................   $  11.62   $ 7.83   $   16.67   $    13.63   $       14.00
                                              ========   ======   =========   ==========   =============

______________
(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within one year of a retirement plan's initial purchase.

Effective immediately, the first and second paragraphs under the heading "Underwriters - Other Payments" on pages 60 and 61 of the SAI are replaced with the following:

Seligman Advisors pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the "TargETFunds") and Seligman Cash Management Fund, Inc. (the "Cash Fund")) of $1,000,000 or more ("NAV sales"), calculated as follows:

          Amount of Purchase       Payment to Dealer (as a % of NAV Sales)
       ------------------------    ---------------------------------------
       $1,000,000 - $3,999,999                      1.00%
       $4,000,000 - $24,999,999                     0.50%
       $25,000,000 or more                          0.25%

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors also pays authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

          Amount of Purchase       Payment to Dealer (as a % of NAV Sales)
       ------------------------    ---------------------------------------
       $1,000,000 - $3,999,999                      1.00%
       $4,000,000 - $24,999,999                     0.50%
       $25,000,000 or more                          0.25%

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. The fees in this paragraph and the preceding paragraph are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).